FINANCIAL RISK MANAGEMENT - FOREIGN CURRENCY RISK (Details)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GTQ (Q)	Dec. 31, 2017 MAD (د.م.)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GTQ (Q)	Dec. 31, 2016 MAD (د.م.)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 CLP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 GTQ (Q)	Dec. 31, 2015 MAD (د.م.)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 UYU ($)
Euro to Argentinian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss																			$ 0
Financial liabilities at fair value through profit or loss																			$ (2,915,679.07633435)
% Appreciation of asset and liability currency versus the functional currency																			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Euro to Argentinian Pesos [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets																			$ 0
Financial liabilities																			$ 24,102,461.0845179
% Appreciation of asset and liability currency versus the functional currency																			1277.73544%	1277.73544%	1277.73544%	1277.73544%	1277.73544%	1277.73544%	1277.73544%	1277.73544%	1277.73544%	1277.73544%	1277.73544%
Euro to Argentinian Pesos [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets																			$ 0									$ 0
Appreciation of Asset (liability) currency to functional currency | €																							€ 0
Euro to Argentinian Pesos [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																			$ 342,184,096.398599									26,241,111.6870092
Appreciation of Asset (liability) currency to functional currency | €																							€ 26,780,512.316131
Euro to Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									$ 34,000									$ 45,000										13,486.1795975839
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699
Euro to Colombian Pesos [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 253,000									€ 244,000										€ 111,483.503643427
Financial liabilities | €													0										€ 0
% Appreciation of asset and liability currency versus the functional currency																			308203.70169%	308203.70169%	308203.70169%	308203.70169%	308203.70169%	308203.70169%	308203.70169%	308203.70169%	308203.70169%	308203.70169%	308203.70169%
Appreciation of financial assets in functional currency | €				281,000									287,000
Appreciation of financial liabilities in functional currency | €				€ 0									€ 0
Euro to Colombian Pesos [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		$ 904,880,000							$ 303,000		$ 817,344,000							$ 272,000			$ 381,773,650							$ 121,375.616378255
Appreciation of Asset (liability) currency to functional currency | €																							€ 123,870.559603808
Euro to Colombian Pesos [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities												$ 0						0				$ 0						0
Appreciation of Asset (liability) currency to functional currency | €																							€ 0
Euro to Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									70,000									47,000										10,035.0442749048
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349
Euro to Dirham Moroccan [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 527,000									€ 252,000										€ 82,954.6934985003
Financial liabilities | €													0										€ 0
% Appreciation of asset and liability currency versus the functional currency																			973.52858%	973.52858%	973.52858%	973.52858%	973.52858%	973.52858%	973.52858%	973.52858%	973.52858%	973.52858%	973.52858%
Appreciation of financial assets in functional currency | €				586,000									297,000
Appreciation of financial liabilities in functional currency | €				€ 0									€ 0
Euro to Dirham Moroccan [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets						د.م. 5,915,000			$ 632,000						د.م. 2,848,000			$ 281,000							د.م. 897,319.61			$ 90,315.398474143
Appreciation of Asset (liability) currency to functional currency | €																							€ 92,171.8816650004
Euro to Dirham Moroccan [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities															د.م. 0			0							د.م. 0			0
Appreciation of Asset (liability) currency to functional currency | €																							€ 0
Euro to Uruguayan Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss																												265.386432192578
Financial liabilities at fair value through profit or loss																												$ 0
% Appreciation of asset and liability currency versus the functional currency																			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Euro to Uruguayan Pesos [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €																							€ 2,193.81694171995
Financial liabilities | €																							€ 0
% Appreciation of asset and liability currency versus the functional currency																			2927.13119%	2927.13119%	2927.13119%	2927.13119%	2927.13119%	2927.13119%	2927.13119%	2927.13119%	2927.13119%	2927.13119%	2927.13119%
Euro to Uruguayan Pesos [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets																												$ 2,388.4778897332	$ 71,351
Appreciation of Asset (liability) currency to functional currency | €																							€ 2,437.57437968883
Euro to Uruguayan Pesos [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																												0	$ 0
Appreciation of Asset (liability) currency to functional currency | €																							€ 0
Euro to Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									5,000									12,000										6,579.96874236873
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036
Euro to Peruvian Nuevos Soles [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 37,000									€ 64,000										€ 54,393.3116087912
Financial liabilities | €													0										€ 0
% Appreciation of asset and liability currency versus the functional currency																			334.3767%	334.3767%	334.3767%	334.3767%	334.3767%	334.3767%	334.3767%	334.3767%	334.3767%	334.3767%	334.3767%
Appreciation of financial assets in functional currency | €				41,000									76,000
Appreciation of financial liabilities in functional currency | €				€ 0									€ 0
Euro to Peruvian Nuevos Soles [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets								S/ 144,000	$ 44,000								S/ 241,000	$ 72,000									S/ 202,087.29	$ 59,219.7186813187
Appreciation of Asset (liability) currency to functional currency | €																							€ 60,437.0128986569
Euro to Peruvian Nuevos Soles [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																	S/ 0	0									S/ 0	0
Appreciation of Asset (liability) currency to functional currency | €																							€ 0
Euro to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									400,000									412,000										636,372.754324683
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869
Euro to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 2,999,000									€ 3,515,000										€ 5,260,575.373625
Financial liabilities | €													0										€ 0
% Appreciation of asset and liability currency versus the functional currency																			97.98585%	97.98585%	97.98585%	97.98585%	97.98585%	97.98585%	97.98585%	97.98585%	97.98585%	97.98585%	97.98585%
Appreciation of financial assets in functional currency | €				3,332,000									3,905,000
Appreciation of financial liabilities in functional currency | €				€ 0									€ 0
Euro to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 3,597,000									$ 3,705,000										$ 5,727,354.78892216
Appreciation of Asset (liability) currency to functional currency | €																							€ 5,845,083.74847222
Euro to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																		0										0
Appreciation of Asset (liability) currency to functional currency | €																							€ 0
Chilean Pesos to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									1,000									0										25.4933160602305
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487
Chilean Pesos to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		$ 7,982,000									$ 212,000										$ 162,939
Financial liabilities													€ 0								$ 0
% Appreciation of asset and liability currency versus the functional currency																			0.12673%	0.12673%	0.12673%	0.12673%	0.12673%	0.12673%	0.12673%	0.12673%	0.12673%	0.12673%	0.12673%
Appreciation of financial assets in functional currency		8,875,000									235,000
Appreciation of financial liabilities in functional currency		$ 0									$ 0
Chilean Pesos to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 13,000									$ 0										$ 229.439844542075
Appreciation of Asset (liability) currency to functional currency																					$ 181,043.333333333
Chilean Pesos to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																		0										0
Appreciation of Asset (liability) currency to functional currency																					$ 0
Mexican Pesos to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									(49,000)									0										7,122.96334087657
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482
Mexican Pesos to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							$ 970,000									$ 6,000										$ 1,105,756.72
Financial liabilities																0										$ 0
% Appreciation of asset and liability currency versus the functional currency																			5.21778%	5.21778%	5.21778%	5.21778%	5.21778%	5.21778%	5.21778%	5.21778%	5.21778%	5.21778%	5.21778%
Appreciation of financial assets in functional currency							0									0
Appreciation of financial liabilities in functional currency							$ 0									$ 0
Mexican Pesos to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 49,000									$ 0										$ 64,106.6700678892
Appreciation of Asset (liability) currency to functional currency																										$ 1,228,618.57777778
Mexican Pesos to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																		0										0
Appreciation of Asset (liability) currency to functional currency																										$ 0
Brazilian Reais to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									1,000									0										2,777,332.55555555
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499
Brazilian Reais to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | R$	R$ 27,000									R$ 6,000										R$ 97,604,353.4664
Financial liabilities | R$										0										R$ 0
% Appreciation of asset and liability currency versus the functional currency																			23.04856%	23.04856%	23.04856%	23.04856%	23.04856%	23.04856%	23.04856%	23.04856%	23.04856%	23.04856%	23.04856%
Appreciation of financial assets in functional currency | R$	30,000									7,000
Appreciation of financial liabilities in functional currency | R$	R$ 0									R$ 0
Brazilian Reais to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 8,000									$ 2,000										$ 24,995,993
Appreciation of Asset (liability) currency to functional currency | R$																				R$ 108,449,281.629333
Brazilian Reais to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																		0										0
Appreciation of Asset (liability) currency to functional currency | R$																				R$ 0
Guatemalan Quetzal to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									1,000									36,000										11,372.476846788
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647
Guatemalan Quetzal to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | Q					Q 82,000									Q 2,442,000										Q 781,190.560000076
Financial liabilities | Q														0										Q 0
% Appreciation of asset and liability currency versus the functional currency																			11.79188%	11.79188%	11.79188%	11.79188%	11.79188%	11.79188%	11.79188%	11.79188%	11.79188%	11.79188%	11.79188%
Appreciation of financial assets in functional currency | Q					91,000									2,713,000
Appreciation of financial liabilities in functional currency | Q					Q 0									Q 0
Guatemalan Quetzal to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 11,000									$ 325,000										$ 102,352.291621092
Appreciation of Asset (liability) currency to functional currency | Q																								Q 867,989.511111196
Guatemalan Quetzal to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																		0										0
Appreciation of Asset (liability) currency to functional currency | Q																								Q 0
Colombian Pesos to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									23,000									22,000										10,004.9148824859
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999
Colombian Pesos to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			$ 610,695,000									$ 590,271,000										$ 283,224,233
Financial liabilities												0										$ 0
% Appreciation of asset and liability currency versus the functional currency																			0.02861%	0.02861%	0.02861%	0.02861%	0.02861%	0.02861%	0.02861%	0.02861%	0.02861%	0.02861%	0.02861%
Appreciation of financial assets in functional currency			678,550,000									655,857,000
Appreciation of financial liabilities in functional currency			$ 0									$ 0
Colombian Pesos to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 205,000									$ 197,000										$ 90,044.2339423728
Appreciation of Asset (liability) currency to functional currency																						$ 314,693,592.222222
Colombian Pesos to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																		0										0
Appreciation of Asset (liability) currency to functional currency																						$ 0
Peruvian Nuevos Soles to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									903,000									778,000										140,442.663333333
Financial liabilities at fair value through profit or loss									$ (199,000)									$ (170,000)										$ (257,582.417582418)
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764
Peruvian Nuevos Soles to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | S/								S/ 26,358,000									S/ 23,484,000										S/ 4,313,345.297625
Financial liabilities | S/								5,822,000									5,138,000										S/ 7,911,000
% Appreciation of asset and liability currency versus the functional currency																			26.37363%	26.37363%	26.37363%	26.37363%	26.37363%	26.37363%	26.37363%	26.37363%	26.37363%	26.37363%	26.37363%
Appreciation of financial assets in functional currency | S/								29,287,000									26,094,000
Appreciation of financial liabilities in functional currency | S/								S/ 6,469,000									S/ 5,709,000
Peruvian Nuevos Soles to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 8,123,000									$ 6,998,000										$ 1,263,983.97
Appreciation of Asset (liability) currency to functional currency | S/																											S/ 4,792,605.88625
Peruvian Nuevos Soles to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									1,794,000									1,531,000										2,318,241.75824176
Appreciation of Asset (liability) currency to functional currency | S/																											S/ 8,790,000
Uruguayan Pesos to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss																												91,085.1788888888
Financial liabilities at fair value through profit or loss																												$ 0
% Appreciation of asset and liability currency versus the functional currency																			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Uruguayan Pesos to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets																													$ 24,488,887.94053
Financial liabilities																													$ 0
% Appreciation of asset and liability currency versus the functional currency																			3.01275%	3.01275%	3.01275%	3.01275%	3.01275%	3.01275%	3.01275%	3.01275%	3.01275%	3.01275%	3.01275%
Uruguayan Pesos to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets																												$ 819,766.61
Appreciation of Asset (liability) currency to functional currency																													$ 27,209,875.4894778
Uruguayan Pesos to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																												0
Appreciation of Asset (liability) currency to functional currency																													$ 0
United States Dolar to Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									1,000									1,230,000										2,493,737.39777777
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089
United States Dolar to Euro [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 8,000									$ 11,068,000										$ 22,443,636.58
Financial liabilities																		0										$ 0
% Appreciation of asset and liability currency versus the functional currency																			82.665%	82.665%	82.665%	82.665%	82.665%	82.665%	82.665%	82.665%	82.665%	82.665%	82.665%
Appreciation of financial assets in functional currency									9,000									12,298,000
Appreciation of financial liabilities in functional currency									0									0
United States Dolar to Euro [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				€ 6,000					8,000				€ 10,500,000					11,068,000					€ 20,614,480.19873					$ 22,443,636.58
Appreciation of Asset (liability) currency to functional currency																												24,937,373.9777778
United States Dolar to Euro [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities													€ 0					0					€ 0					0
Appreciation of Asset (liability) currency to functional currency																												0
United States Dolar to MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									1,000									9,000										10,686.9077777778
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746
United States Dolar to MXN [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 10,000									$ 79,000										$ 96,182.17
Financial liabilities																		0										$ 0
% Appreciation of asset and liability currency versus the functional currency																			1552.383%	1552.383%	1552.383%	1552.383%	1552.383%	1552.383%	1552.383%	1552.383%	1552.383%	1552.383%	1552.383%
Appreciation of financial assets in functional currency									11,000									88,000
Appreciation of financial liabilities in functional currency									0									0
United States Dolar to MXN [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							$ 202,000		10,000							$ 1,627,000		79,000								$ 1,659,017.395679		$ 96,182.17
Appreciation of Asset (liability) currency to functional currency																												106,869.077777778
United States Dolar to MXN [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities																$ 0		0								$ 0		0
Appreciation of Asset (liability) currency to functional currency																												0
Chilean Pesos to Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									20,000									0										39.1223022511358
Financial liabilities at fair value through profit or loss									$ 0									$ 0										$ 0
% Appreciation of asset and liability currency versus the functional currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795
Chilean Pesos to Euro [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		$ 132,016,000									$ 292,000										$ 272,235
Financial liabilities											0										$ 0
% Appreciation of asset and liability currency versus the functional currency																			0.1164%	0.1164%	0.1164%	0.1164%	0.1164%	0.1164%	0.1164%	0.1164%	0.1164%	0.1164%	0.1164%
Appreciation of financial assets in functional currency		146,423,000									324,000
Appreciation of financial liabilities in functional currency		$ 0									$ 0
Chilean Pesos to Euro [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				€ 179,000					$ 215,000				€ 0					$ 0					€ 352.100720260223					$ 383.343190266982
Appreciation of Asset (liability) currency to functional currency																					$ 302,483.333333333
Chilean Pesos to Euro [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities													€ 0					$ 0					€ 0					$ 0
Appreciation of Asset (liability) currency to functional currency																					$ 0